COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jun. 30, 2024
COMMITMENTS AND CONTINGENCIES
Schedule of operating lease related assets and liabilities recorded on the Company's balance sheets	The following table (in thousands) presents the operating lease related assets and liabilities recorded on the Company’s balance sheets as of June 30, 2024 and 2023:

	June 30,
	2024	2023
Right-of-use assets - non current	¥154,613	¥204,029
Total operating lease assets	¥154,613	¥204,029

Operating lease liabilities - current	¥67,938	¥68,771
Operating lease liabilities – long-term	91,471	137,399
Total operating lease liabilities	¥159,409	¥206,170

Schedule of future minimum payments under non-cancelable operating leases

The table below shows the future minimum payments under non-cancelable operating leases at June 30, 2024 (in thousands):

Years Ending June 30,	Operating Leases
2025	¥70,941
2026	68,268
2027	24,863
2028	—
2029	—
Thereafter	—
Total	164,072
Less: lease amount representing interest	(4,663)
Present value of lease liabilities	¥159,409